Debt (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jun. 27, 2014
Long-term Debt	$ 460,442	$ 33,550
Debt Instrument, Unused Borrowing Capacity, Amount		357,091
$39.6 Million Credit facility | Secured Debt
Long-term Debt	30,754	33,550	$ 19,800
Debt Instrument, Unused Borrowing Capacity, Amount		0
$409 Million Credit Facility | Secured Debt
Long-term Debt	94,473	0
Debt Instrument, Unused Borrowing Capacity, Amount		162,141
$330 Million Credit Facility | Secured Debt
Long-term Debt	173,950	0
Debt Instrument, Unused Borrowing Capacity, Amount		135,000
$42 Million Credit Facility | Secured Debt
Long-term Debt	36,588	0
Debt Instrument, Unused Borrowing Capacity, Amount		0
$67.5 Million Facility | Secured Debt
Long-term Debt	29,666	0
Debt Instrument, Unused Borrowing Capacity, Amount		32,700
$411.3 Million Credit Facility
Long-term Debt	83,261
$411.3 Million Credit Facility | Secured Debt
Long-term Debt	83,261	0
Debt Instrument, Unused Borrowing Capacity, Amount		0
$12.5 Million Credit Facility | Secured Debt
Long-term Debt	11,750	0
Debt Instrument, Unused Borrowing Capacity, Amount		0
$27.3 Million Credit Facility | Secured Debt
Long-term Debt	$ 0
Debt Instrument, Unused Borrowing Capacity, Amount		$ 27,250